SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	1 Months Ended		12 Months Ended
	Mar. 31, 2022	Feb. 24, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Subsequent Event [Member]
Account receivable collected	$ 904,627
January 2022 [Member]
Short term contract receivables			$ 2,414,649
February 01, 2019 [Member] | China Liberal Bejing [Member]
Cash Paid To Acquire Non Controlling Interest				$ 453,669
Ownership percentage				100.00%
Overseas Study Consulting [Member]
Deferred revenue				$ 106,336
chief executive officer and chairperson [Member]
Ordinary shares		2,000,000
Smart Campus [Member]
Deferred revenue				27,334
Readiness Training Services [Member]
Deferred revenue				21,257
Sino Foreign Jointly Managed Academic Programme [Member]
Deferred revenue			259,416
Common Stocks
Future cash flows			7,657
Par value		$ 0.001
Purchase price		$ 1.50
Aggregate purchase price		$ 3,000,000
Working capital term		12 years
Cash at bank			31,860,607	3,401,817
Inventory reserve			1,114	0
Revenue from tailored job readiness training services			137,772	76,400	$ 4,000
Cash			64,130
Total contract receivables, net			2,014,148	$ 4,711,563
Working capital			$ 41,900,000
Descriptions of value added tax				The VAT rates applicable to the Company’s PRC subsidiaries ranged from 3% to 6%.
Consulting fees, Descriptions			As a result of performing the above-mentioned services, the Company is entitled to receive 30% to 50% of such student tuitions depending on the universities / colleges and the jointly managed academic programs, which are collected first by Chinese host universities / colleges from enrolled students at the beginning of each academic school year, and then remitted to the Company
Contract receivable, net current			$ 4,448,946	$ 262,617
Overseas study consulting service fees descriptions			90% of the consulting service fee collected is non-refundable, and is recognized ratably as revenue over the service period, while 10% of the consulting fee is refundable and is deferred and recognized as revenue when students are successfully admitted by foreign institution and student visas are granted.
Contract receivable, net non-current			$ 4,448,946	262,617
Deferred revenue			291,833	154,927
Operating income			72,051	11,146	$ 169,789
Cash maintained in banks covered by deposit insurance scheme				64,488
Accounts receivable, net			2,462,549	915,618
Operating liability				$ 90,253
Outstanding accounts receivable			$ 915,618
Average student dropout rate, percentage				100.00%